NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS

1- 31737

May 19, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GULF POWER COMPANY, Series 2011A 5.75% Senior Notes due June 1, 2051, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 18, 2011. Tentative listing date – May 23, 2011.

Sincerely,